PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2018	Dec. 31, 2017
Utilities	$3,407	$2,961
Transport	1,741	1,970
Energy	4,189	2,246
Data Infrastructure	444	—
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets, categorized by segment.

	Dec. 31, 2018				Dec. 31, 2017
Segment	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 14%	8x to 22x	10 to 20 yrs	Discounted cash flow model	7% to 12%	7x to 21x	10 to 20 yrs
Transport	Discounted cash flow model	10% to 13%	9x to 14x	10 to 20 yrs	Discounted cash flow model	10% to 15%	9x to 14x	10 to 20 yrs
Energy	Discounted cash flow model	12% to 15%	10x to 14x	10 yrs	Discounted cash flow model	12% to 15%	8x to 13x	10 yrs
Data Infrastructure	Discounted cash flow model	13% to 15%	10x to 11x	10 yrs	N/A	N/A	N/A	N/A

US$ MILLIONS	Utility Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2017	$2,895	$2,362	$2,380	$—	$7,637
Additions, net of disposals	349	104	95	—	548
Non-cash (disposals) additions	—	—	(14)	—	(14)
Acquisitions through business combinations(1)	—	—	100	—	100
Net foreign currency exchange differences	227	191	68	—	486
Balance at December 31, 2017	$3,471	$2,657	$2,629	$—	$8,757
Additions, net of disposals	441	77	140	4	662
Non-cash (disposals) additions	(19)	(4)	6	—	(17)
Acquisitions through business combinations(1)	394	—	2,111	440	2,945
Net foreign currency exchange differences	(267)	(245)	(205)	—	(717)
Balance at December 31, 2018	$4,020	$2,485	$4,681	$444	$11,630

Accumulated depreciation:
Balance at January 1, 2017	$(383)	$(517)	$(258)	$—	$(1,158)
Depreciation expense	(118)	(147)	(117)	—	(382)
Non-cash disposals	19	21	—	—	40
Disposals	—	—	5	—	5
Net foreign currency exchange differences	(28)	(44)	(13)	—	(85)
Balance at December 31, 2017	$(510)	$(687)	$(383)	$—	$(1,580)
Depreciation expense	(149)	(147)	(134)	—	(430)
Disposals	7	22	8	—	37
Non-cash disposals	(2)	—	(1)	—	(3)
Net foreign currency exchange differences	41	68	18	—	127
Balance at December 31, 2018	$(613)	$(744)	$(492)	$—	$(1,849)

Accumulated fair value adjustments:
Balance at January 1, 2017	$1,043	$782	$352	$—	$2,177
Fair value adjustments	137	24	257	—	418
Net foreign currency exchange differences	78	67	20	—	165
Balance at December 31, 2017	$1,258	$873	$629	$—	$2,760
Fair value adjustments	220	18	224	—	462
Net foreign currency exchange differences	(77)	(81)	(31)	—	(189)
Balance at December 31, 2018	$1,401	$810	$822	$—	$3,033

Net book value:
December 31, 2018	$4,808	$2,551	$5,011	$444	$12,814
December 31, 2017	$4,219	$2,843	$2,875	$—	$9,937

(1)	See Note 6, Acquisition of Businesses for additional information.